Supplement to
Fidelity's Michigan
Municipal Funds
February 28, 2004
Prospectus

The following information replaces the similar information found in the "Valuing Shares" section on page 13.

The bond fund's assets are valued primarily on the basis of information furnished by a pricing service or market quotations. If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Fair value pricing may be used for high yield debt and floating rate loans when available pricing information is stale or is determined for other reasons not to accurately reflect fair value. To the extent the fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests. The fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While Spartan Michigan Municipal Income has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

The following information supplements the information found in the "Buying and Selling Shares" section beginning on page 14.

Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions, or spreads paid to dealers who sell money market instruments to a fund), disrupting portfolio management strategies, or diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for Spartan Michigan Municipal Income. However, there is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. The fund may alter its policies at any time without prior notice to shareholders.

MIS/MIF-04-05 November 30, 2004
1.475738.116

FMR anticipates that shareholders will purchase and sell shares of Fidelity Michigan Municipal Money Market frequently because the money market fund is designed to offer investors a liquid cash option. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading of money market fund shares and Fidelity Michigan Municipal Money Market accommodates frequent trading.

There is no minimum holding period and shareholders can sell their shares at any time. Shareholders will ordinarily comply with Spartan Michigan Municipal Income's policies regarding excessive trading by allowing 90 days to pass after each investment before they sell or exchange from the fund. The fund may take action if shares are held longer than 90 days if the trading is disruptive for other reasons such as unusually large trade size. Fidelity Michigan Municipal Money Market has no limit on purchase or exchange transactions. Each fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, FMR reserves the right to impose restrictions on purchases or exchanges at any time on conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

Excessive trading activity is measured by the number of roundtrip transactions in a shareholder's account. A roundtrip transaction occurs when a shareholder buys and then sells shares of a fund within 30 days. Shareholders are limited to two roundtrip transactions per fund within any rolling 90-day period, subject to an overall limit of four roundtrip transactions across all Fidelity funds over a rolling 12-month period. Transactions of $1,000 or less, systematic withdrawal and/or contribution programs, mandatory retirement distributions, and transactions initiated by a plan sponsor will not count toward the roundtrip limits. For employer-sponsored retirement plans, only participant directed exchanges will count toward the roundtrip limits.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block for an 85-day period. For repeat offenders, FMR may, but does not have the obligation to, impose long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's common control at any time, other than a participant's account held through an employer-sponsored retirement plan. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted a minimum of one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund. FMR reserves the right, but does not have the obligation to, impose restrictions on purchases or exchanges at any time on conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

Qualified wrap programs will be monitored by matching the adviser's orders for purchase, exchange, or sale transactions in fund shares to determine if the adviser's orders comply with the fund's frequent trading policies. Excessive trading by an adviser will lead to fund blocks and the wrap program will cease to be a qualified wrap program. Additions to and withdrawals from a qualified wrap program by the adviser's client will not be matched with transactions initiated by the adviser, but client initiated transactions are subject to the fund's policies on frequent trading and individual clients may be subject to restrictions due to their frequent trading in a wrap account. Commencing no later than March 31, 2005, wrap account client purchases and sale transactions will be monitored under the fund's monitoring policy as though the wrap clients were fund shareholders. A qualified wrap program is: i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

Each fund's excessive trade monitoring policy described above does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund-of-funds or other strategy funds, or omnibus accounts. Trustees or advisers of donor-advised charitable gift funds must certify that they either work from an asset allocation model or direct transactions in the donor accounts in concert with changes in a model portfolio and that donors are limited in their ability to influence investments by the trust. A qualified fund-of-fund is a mutual fund or other strategy fund consisting of qualified plan assets that either applies a fund's policies on frequent trading to shareholders at the top-fund level, or demonstrates that it has policies designed to control frequent trading and that they are reasonably likely to be effective as determined by the fund's Treasurer. The adviser to the top-fund level must also demonstrate to the fund's Treasurer that its investment strategy will not lead to excessive trading. Strategy funds must commence monitoring for excessive trading no later than March 31, 2005. Omnibus accounts are maintained by intermediaries acting on behalf of multiple investors whose individual trades are not ordinarily disclosed to a fund. Short-term trading by these investors is likely to go undetected by a fund and may increase costs and disrupt portfolio management. The funds will monitor aggregate trading in qualified fund-of-funds and known omnibus accounts to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. There is no assurance that these policies will be effective, or will successfully detect or deter market timing.

The funds' Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency and to grant exemptions from the policy. There is no assurance that the funds' Treasurer will exercise this authority or that by exercising this authority the funds will be protected from the risks associated with frequent trading. The actions of the Treasurer are periodically reviewed with the Board of Trustees.

The following information replaces the similar information found in the "Buying Shares" section on page 15.

A fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including exchanges.

For example, a fund may reject any purchase orders, including exchanges, from market timers or investors that, in FMR's opinion, may be disruptive to the fund.

The following information replaces the similar information and also supplements the information found in the "Selling Shares" section on page 16.

Trading fees are paid to the fund rather than Fidelity, and are designed to offset the brokerage commissions, market impact, and other costs associated with short-term shareholder trading.

The trading fee does not apply to i) reinvested dividends, ii) rollovers, transfers, and changes of account registration within the fund as long as the monies never leave the fund, or iii) redemptions in kind. Fidelity may assess trading fees in any of the preceding transactions if the transaction is intended to circumvent the fund's redemption fee policy. Trading fees apply to shares redeemed due to failure to maintain the balance minimum, even if the balance falls below the minimum due to market action.

The trading fee applies to all accounts, including wrap program accounts, except i) investment advisers that manage accounts that invest in the fund, including Strategic Advisers, an affiliate of FMR, may pay trading fees on behalf of their investors, ii) strategy funds, which are unitized group accounts consisting of qualified plan assets, will be treated as a single entity under the trading fee policy, and iii) intermediaries that hold shares on behalf of investors are required by the fund to track trading fees on shares purchased on or after January 3, 2005, based upon the age of the shares of each individual investor, and to remit the trading fees to the fund. The fund will refuse purchase orders from any identified intermediary who does not agree to track and remit trading fees based on the transactions of underlying investors. The Treasurer may extend the effective date for intermediaries that agree to track and remit redemption fees under an implementation plan that the intermediary commits to completing by a date approved by the fund.

The following information replaces similar information found under the heading "Selling Shares" in the "Shareholder Information" section on page 16.

Spartan Michigan Municipal Income will deduct a 0.50% short-term trading fee from the redemption amount (or, if available, from your account if you have written a check) if you sell your shares or your shares are redeemed for failure to maintain the balance minimum after holding them less than 30 days. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The short-term trading fee does not apply to shares that were acquired through reinvestment of distributions.

The following information replaces similar information found under the heading "Selling Shares" in the "Shareholder Information" section on page 16.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. If you submit your request to Fidelity by mail, your request must be made in writing and include a signature guarantee if any of the following situations apply:

The following information replaces similar information found under the heading "Selling Shares" in the "Shareholder Information" section on page 17.

  If you hold your shares in a Fidelity mutual fund account and you sell shares by writing a check, if available, the NAV and any applicable short-term trading fee will be determined on the date the check is received. If the amount of the check, plus any applicable fees, is greater than the value of your fund position, your check will be returned to you and you may be subject to additional charges.

The information regarding the four exchange limit found in the "Exchanging Shares" section on page 17 is no longer applicable.

The following information replaces similar information found under the heading "Features and Policies" in the "Shareholder Information" section on page 19.

Checkwriting

  To sell Fidelity fund shares from your Fidelity mutual fund account (for Spartan Michigan Municipal Income, only if checkwriting was set up on your account prior to July 31, 2004) or withdraw money from your Fidelity brokerage account.

Supplement to the
Fidelity's Ohio Municipal Funds
February 28, 2004
Prospectus

The following information replaces the similar information found in the "Valuing Shares" section on page 13.

The bond fund's assets are valued primarily on the basis of information furnished by a pricing service or market quotations. If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Fair value pricing may be used for high yield debt and floating rate loans when available pricing information is stale or is determined for other reasons not to accurately reflect fair value. To the extent the fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests. The fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While Spartan Ohio Municpal Income has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

The following information supplements the information found in the "Buying and Selling Shares" section beginning on page 14.

Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions, or spreads paid to dealers who sell money market instruments to a fund), disrupting portfolio management strategies, or diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for Spartan Ohio Municipal Income. However, there is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. The fund may alter its policies at any time without prior notice to shareholders.

OFS/OFR-04-05 November 30, 2004
1.475823.115

FMR anticipates that shareholders will purchase and sell shares of Ohio Municipal Money Market frequently because the money market fund is designed to offer investors a liquid cash option. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading of money market fund shares and Ohio Municipal Money Market accommodates frequent trading.

There is no minimum holding period and shareholders can sell their shares at any time. Shareholders will ordinarily comply with Spartan Ohio Municipal Income's policies regarding excessive trading by allowing 90 days to pass after each investment before they sell or exchange from the fund. The fund may take action if shares are held longer than 90 days if the trading is disruptive for other reasons such as unusually large trade size. Ohio Municipal Money Market has no limit on purchase or exchange transactions. Each fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, FMR reserves the right to impose restrictions on purchases or exchanges at any time on conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

Excessive trading activity is measured by the number of roundtrip transactions in a shareholder's account. A roundtrip transaction occurs when a shareholder buys and then sells shares of a fund within 30 days. Shareholders are limited to two roundtrip transactions per fund within any rolling 90-day period, subject to an overall limit of four roundtrip transactions across all Fidelity funds over a rolling 12-month period. Transactions of $1,000 or less, systematic withdrawal and/or contribution programs, mandatory retirement distributions, and transactions initiated by a plan sponsor will not count toward the roundtrip limits. For employer-sponsored retirement plans, only participant directed exchanges will count toward the roundtrip limits.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block for an 85-day period. For repeat offenders, FMR may, but does not have the obligation to, impose long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's common control at any time, other than a participant's account held through an employer-sponsored retirement plan. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted a minimum of one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund. FMR reserves the right, but does not have the obligation to, impose restrictions on purchases or exchanges at any time on conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

Qualified wrap programs will be monitored by matching the adviser's orders for purchase, exchange, or sale transactions in fund shares to determine if the adviser's orders comply with the fund's frequent trading policies. Excessive trading by an adviser will lead to fund blocks and the wrap program will cease to be a qualified wrap program. Additions to and withdrawals from a qualified wrap program by the adviser's client will not be matched with transactions initiated by the adviser, but client initiated transactions are subject to the fund's policies on frequent trading and individual clients may be subject to restrictions due to their frequent trading in a wrap account. Commencing no later than March 31, 2005, wrap account client purchases and sale transactions will be monitored under the fund's monitoring policy as though the wrap clients were fund shareholders. A qualified wrap program is: i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

The fund's excessive trade monitoring policy described above does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund-of-funds or other strategy funds, or omnibus accounts. Trustees or advisers of donor-advised charitable gift funds must certify that they either work from an asset allocation model or direct transactions in the donor accounts in concert with changes in a model portfolio and that donors are limited in their ability to influence investments by the trust. A qualified fund-of-fund is a mutual fund or other strategy fund consisting of qualified plan assets that either applies the fund's policies on frequent trading to shareholders at the top-fund level, or demonstrates that it has policies designed to control frequent trading and that they are reasonably likely to be effective as determined by the fund's Treasurer. The adviser to the top-fund level must also demonstrate to the fund's Treasurer that its investment strategy will not lead to excessive trading. Strategy funds must commence monitoring for excessive trading no later than March 31, 2005. Omnibus accounts are maintained by intermediaries acting on behalf of multiple investors whose individual trades are not ordinarily disclosed to the fund. Short-term trading by these investors is likely to go undetected by the fund and may increase costs and disrupt portfolio management. The fund will monitor aggregate trading in qualified fund-of-funds and known omnibus accounts to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. There is no assurance that these policies will be effective, or will successfully detect or deter market timing.

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency and to grant exemptions from the policy. There is no assurance that the fund's Treasurer will exercise this authority or that by exercising this authority the fund will be protected from the risks associated with frequent trading. The actions of the Treasurer are periodically reviewed with the Board of Trustees.

The following information replaces the similar information found in the "Buying Shares" section on page 15.

A fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including exchanges.

For example, a fund may reject any purchase orders, including exchanges, from market timers or investors that, in FMR's opinion, may be disruptive to that fund.

The following information replaces the similar information and also supplements the information found in the "Selling Shares" section beginning on page 16.

Spartan Ohio Municipal Income will deduct a 0.50% short-term trading fee from the redemption amount (or, if available, from your account if you have written a check) if you sell your shares or your shares are redeemed for failure to maintain the balance minimum after holding them less than 30 days. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The short-term trading fee does not apply to shares that were acquired through reinvestment of distributions.

Trading fees are paid to the fund rather than Fidelity, and are designed to offset the brokerage commissions, market impact, and other costs associated with short-term shareholder trading.

The trading fee does not apply to i) reinvested dividends, ii) rollovers, transfers, and changes of account registration within the fund as long as the monies never leave the fund, or iii) redemptions in kind. Fidelity may assess trading fees in any of the preceding transactions if the transaction is intended to circumvent the fund's redemption fee policy. Trading fees apply to shares redeemed due to failure to maintain the balance minimum, even if the balance falls below the minimum due to market action.

The trading fee applies to all accounts, including wrap program accounts, except i) investment advisers that manage accounts that invest in the fund, including Strategic Advisers, an affiliate of FMR, may pay trading fees on behalf of their investors, ii) strategy funds, which are unitized group accounts consisting of qualified plan assets, will be treated as a single entity under the trading fee policy, and iii) intermediaries that hold shares on behalf of investors are required by the fund to track trading fees on shares purchased on or after January 3, 2005, based upon the age of the shares of each individual investor, and to remit the trading fees to the fund. The fund will refuse purchase orders from any identified intermediary who does not agree to track and remit trading fees based on the transactions of underlying investors. The Treasurer may extend the effective date for intermediaries that agree to track and remit redemption fees under an implementation plan that the intermediary commits to completing by a date approved by the fund.

The following information replaces similar information found under the heading "Selling Shares" in the "Shareholder Information" section on page 16.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. If you submit your request to Fidelity by mail, your request must be made in writing and include a signature guarantee if any of the following situations apply:

The following information replaces similar information found under the heading "Selling Shares" in the "Shareholder Information" section on page 17.

  If you hold your shares in a Fidelity mutual fund account and you sell shares by writing a check, if available, the NAV and any applicable short-term trading fee will be determined on the date the check is received. If the amount of the check, plus any applicable fees, is greater than the value of your fund position, your check will be returned to you and you may be subject to additional charges.

The information regarding the four exchange limit found in the "Exchanging Shares" section on page 17 is no longer applicable.

The following information replaces similar information found under the heading "Features and Policies" in the "Shareholder Information" section on page 18.

Checkwriting

  To sell Fidelity fund shares from your Fidelity mutual fund account (for Spartan Ohio Municipal Income, only if checkwriting was set up on your account prior to July 31, 2004) or withdraw money from your Fidelity brokerage account.

Supplement to the
Fidelity's Pennsylvania Municipal Funds
February 28, 2004
Prospectus



The following information replaces the similar information found in the "Valuing Shares" section on page 13.

The bond fund's assets are valued primarily on the basis of information furnished by a pricing service or market quotations. If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Fair value pricing may be used for high yield debt and floating rate loans when available pricing information is stale or is determined for other reasons not to accurately reflect fair value. To the extent the fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests. The fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While Spartan Pennsylvania Municipal Income Fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

The following information supplements the information found in the "Buying and Selling Shares" section beginning on page 14.

Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions, or spreads paid to dealers who sell money market instruments to a fund), disrupting portfolio management strategies, or diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for Spartan Pennsylvania Municipal Income Fund. However, there is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. The fund may alter its policies at any time without prior notice to shareholders.

PFR-04-04 November 30, 2004
1.479534.118

FMR anticipates that shareholders will purchase and sell shares of Fidelity Pennsylvania Municipal Money Market Fund frequently because the money market fund is designed to offer investors a liquid cash option. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading of money market fund shares and Fidelity Pennsylvania Municipal Money Market Fund accommodates frequent trading.

There is no minimum holding period and shareholders can sell their shares at any time. Shareholders will ordinarily comply with Spartan Pennsylvania Municipal Income Fund's policies regarding excessive trading by allowing 90 days to pass after each investment before they sell or exchange from the fund. The fund may take action if shares are held longer than 90 days if the trading is disruptive for other reasons such as unusually large trade size. Fidelity Pennsylvania Municipal Money Market Fund has no limit on purchase or exchange transactions. Each fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, FMR reserves the right to impose restrictions on purchases or exchanges at any time on conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

Excessive trading activity is measured by the number of roundtrip transactions in a shareholder's account. A roundtrip transaction occurs when a shareholder buys and then sells shares of a fund within 30 days. Shareholders are limited to two roundtrip transactions per fund within any rolling 90-day period, subject to an overall limit of four roundtrip transactions across all Fidelity funds over a rolling 12-month period. Transactions of $1,000 or less, systematic withdrawal and/or contribution programs, mandatory retirement distributions, and transactions initiated by a plan sponsor will not count toward the roundtrip limits. For employer-sponsored retirement plans, only participant directed exchanges will count toward the roundtrip limits.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block for an 85-day period. For repeat offenders, FMR may, but does not have the obligation to, impose long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's common control at any time, other than a participant's account held through an employer-sponsored retirement plan. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted a minimum of one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund. FMR reserves the right, but does not have the obligation to, impose restrictions on purchases or exchanges at any time on conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

Qualified wrap programs will be monitored by matching the adviser's orders for purchase, exchange, or sale transactions in fund shares to determine if the adviser's orders comply with the fund's frequent trading policies. Excessive trading by an adviser will lead to fund blocks and the wrap program will cease to be a qualified wrap program. Additions to and withdrawals from a qualified wrap program by the adviser's client will not be matched with transactions initiated by the adviser, but client initiated transactions are subject to the fund's policies on frequent trading and individual clients may be subject to restrictions due to their frequent trading in a wrap account. Commencing no later than March 31, 2005, wrap account client purchases and sale transactions will be monitored under a fund's monitoring policy as though the wrap clients were fund shareholders. A qualified wrap program is: i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

The fund's excessive trade monitoring policy described above does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund-of-funds or other strategy funds, or omnibus accounts. Trustees or advisers of donor-advised charitable gift funds must certify that they either work from an asset allocation model or direct transactions in the donor accounts in concert with changes in a model portfolio and that donors are limited in their ability to influence investments by the trust. A qualified fund-of-fund is a mutual fund or other strategy fund consisting of qualified plan assets that either applies the fund's policies on frequent trading to shareholders at the top-fund level, or demonstrates that it has policies designed to control frequent trading and that they are reasonably likely to be effective as determined by the fund's Treasurer. The adviser to the top-fund level must also demonstrate to the fund's Treasurer that its investment strategy will not lead to excessive trading. Strategy funds must commence monitoring for excessive trading no later than March 31, 2005. Omnibus accounts are maintained by intermediaries acting on behalf of multiple investors whose individual trades are not ordinarily disclosed to the fund. Short-term trading by these investors is likely to go undetected by the fund and may increase costs and disrupt portfolio management. The fund will monitor aggregate trading in qualified fund-of-funds and known omnibus accounts to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. There is no assurance that these policies will be effective, or will successfully detect or deter market timing.

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency and to grant exemptions from the policy. There is no assurance that the fund's Treasurer will exercise this authority or that by exercising this authority the fund will be protected from the risks associated with frequent trading. The actions of the Treasurer are periodically reviewed with the Board of Trustees.

The following information replaces the similar information found in the "Buying Shares" section beginning on page 15.

A fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including exchanges.

For example, a fund may reject any purchase orders, including exchanges, from market timers or investors that, in FMR's opinion, may be disruptive to the fund.

The following information replaces the similar information and also supplements the information found in the "Selling Shares" section beginning on page 16.

Trading fees are paid to the fund rather than Fidelity, and are designed to offset the brokerage commissions, market impact, and other costs associated with short-term shareholder trading.

The trading fee does not apply to i) reinvested dividends, ii) rollovers, transfers, and changes of account registration within the fund as long as the monies never leave the fund, or iii) redemptions in kind. Fidelity may assess trading fees in any of the preceding transactions if the transaction is intended to circumvent the fund's redemption fee policy. Trading fees apply to shares redeemed due to failure to maintain the balance minimum, even if the balance falls below the minimum due to market action.

The trading fee applies to all accounts, including wrap program accounts, except i) investment advisers that manage accounts that invest in the fund, including Strategic Advisers, an affiliate of FMR, may pay trading fees on behalf of their investors, ii) strategy funds, which are unitized group accounts consisting of qualified plan assets, will be treated as a single entity under the trading fee policy, and iii) intermediaries that hold shares on behalf of investors are required by the fund to track trading fees on shares purchased on or after January 3, 2005, based upon the age of the shares of each individual investor, and to remit the trading fees to the fund. The fund will refuse purchase orders from any identified intermediary who does not agree to track and remit trading fees based on the transactions of underlying investors. The Treasurer may extend the effective date for intermediaries that agree to track and remit redemption fees under an implementation plan that the intermediary commits to completing by a date approved by the fund.

The information regarding the four exchange limit found in the "Exchanging Shares" section beginning on page 17 is no longer applicable.

Supplement to the
Fidelity Advisor
Short-Intermediate
Municipal Income Fund
Class A, Class T, Class B, and Class C
February 28, 2004
Prospectus

The following information replaces the similar information found in the "Valuing Shares" section on page 10.

The fund's assets are valued primarily on the basis of information furnished by a pricing service or market quotations. If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Fair value pricing may be used for high yield debt and floating rate loans when available pricing information is stale or is determined for other reasons not to accurately reflect fair value. To the extent the fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests. The fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While the fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

The following information supplements the information found in the "Buying and Selling Shares" section beginning on page 11.

Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage excessive or short-term trading of fund shares. However, there is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. The fund may alter its policies at any time without prior notice to shareholders.

ASTM-04-05 November 30, 2004
1.790659.105

There is no minimum holding period and shareholders can sell their shares at any time. Shareholders will ordinarily comply with the fund's policies regarding excessive trading by allowing 90 days to pass after each investment before they sell or exchange from the fund. The fund may take action if shares are held longer than 90 days if the trading is disruptive for other reasons such as unusually large trade size. The fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, FMR reserves the right to impose restrictions on purchases or exchanges at any time on conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

Excessive trading activity is measured by the number of roundtrip transactions in a shareholder's account. A roundtrip transaction occurs when a shareholder buys and then sells shares of a fund within 30 days. Shareholders are limited to two roundtrip transactions per fund within any rolling 90-day period, subject to an overall limit of four roundtrip transactions across all Fidelity funds over a rolling 12-month period. Roundtrip transactions are counted at the shareholder account level for this purpose and each class of a multiple class fund is treated separately. Transactions of $1,000 or less, systematic withdrawal and/or contribution programs, mandatory retirement distributions, and transactions initiated by a plan sponsor will not count toward the roundtrip limits. For employer-sponsored retirement plans, only participant directed exchanges will count toward the roundtrip limits.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block for an 85-day period. For repeat offenders, FMR may, but does not have the obligation to, impose long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's common control at any time, other than a participant's account held through an employer-sponsored retirement plan. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted a minimum of one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund. FMR reserves the right, but does not have the obligation to, impose restrictions on purchases or exchanges at any time on conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

Qualified wrap programs will be monitored by matching the adviser's orders for purchase, exchange, or sale transactions in fund shares to determine if the adviser's orders comply with the fund's frequent trading policies. Excessive trading by an adviser will lead to fund blocks and the wrap program will cease to be a qualified wrap program. Additions to and withdrawals from a qualified wrap program by the adviser's client will not be matched with transactions initiated by the adviser, but client initiated transactions are subject to the fund's policies on frequent trading and individual clients may be subject to restrictions due to their frequent trading in a wrap account. Commencing no later than March 31, 2005, wrap account client purchases and sale transactions will be monitored under the fund's monitoring policy as though the wrap clients were fund shareholders. A qualified wrap program is: i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

The fund's excessive trade monitoring policy described above does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund-of-funds or other strategy funds, or omnibus accounts. Trustees or advisers of donor-advised charitable gift funds must certify that they either work from an asset allocation model or direct transactions in the donor accounts in concert with changes in a model portfolio and that donors are limited in their ability to influence investments by the trust. A qualified fund-of-fund is a mutual fund or other strategy fund consisting of qualified plan assets that either applies the fund's policies on frequent trading to shareholders at the top-fund level, or demonstrates that it has policies designed to control frequent trading and that they are reasonably likely to be effective as determined by the fund's Treasurer. The adviser to the top-fund level must also demonstrate to the fund's Treasurer that its investment strategy will not lead to excessive trading. Strategy funds must commence monitoring for excessive trading no later than March 31, 2005. Omnibus accounts are maintained by intermediaries acting on behalf of multiple investors whose individual trades are not ordinarily disclosed to the fund. Short-term trading by these investors is likely to go undetected by the fund and may increase costs and disrupt portfolio management. The fund will monitor aggregate trading in qualified fund-of-funds and known omnibus accounts to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. There is no assurance that these policies will be effective, or will successfully detect or deter market timing.

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency and to grant exemptions from the policy. There is no assurance that the fund's Treasurer will exercise this authority or that by exercising this authority the fund will be protected from the risks associated with frequent trading. The actions of the Treasurer are periodically reviewed with the Board of Trustees.

The following information replaces the similar information found in the "Buying Shares" section beginning on page 11.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including exchanges.

For example, the fund may reject any purchase orders, including exchanges, from market timers or investors that, in FMR's opinion, may be disruptive to the fund.

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 13 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

The following information replaces the similar information and also supplements the information found in the "Selling Shares" section on page 14.

Trading fees are paid to the fund rather than Fidelity, and are designed to offset the brokerage commissions, market impact, and other costs associated with short-term shareholder trading.

The trading fee does not apply to i) reinvested dividends, ii) rollovers, transfers, and changes of account registration within the fund as long as the monies never leave the fund, iii) transfers between classes of a multiple class fund so long as the monies never leave the fund, or iv) redemptions in kind. Fidelity may assess trading fees in any of the preceding transactions if the transaction is intended to circumvent the fund's redemption fee policy. Trading fees apply to shares redeemed due to failure to maintain the account minimum, even if the balance falls below the minimum due to market action.

The trading fee applies to all accounts, including wrap program accounts, except i) investment advisers that manage accounts that invest in the fund, including Strategic Advisers, an affiliate of FMR, may pay trading fees on behalf of their investors, ii) strategy funds, which are unitized group accounts consisting of qualified plan assets, will be treated as a single entity under the trading fee policy, and iii) intermediaries that hold shares on behalf of investors are required by the fund to track trading fees on shares purchased on or after January 3, 2005, based upon the age of the shares of each individual investor, and to remit the trading fees to the fund. The fund will refuse purchase orders from any identified intermediary who does not agree to track and remit trading fees based on the transactions of underlying investors. The Treasurer may extend the effective date for intermediaries that agree to track and remit redemption fees under an implementation plan that the intermediary commits to completing by a date approved by the fund.

The information regarding the four exchange limit found in the "Exchanging Shares" section on page 17 is no longer applicable.

The following information replaces the similar information found in the "Fund Distribution" section beginning on page 26.

Combined Purchase. To receive a Class A or Class T front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A or Class T shares with purchases of: (i) Class A, Class T, Class B, and Class C shares of any Fidelity fund that offers Advisor classes of shares, (ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iii) Class A Units (New and Old), Class B Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor 529 Plan.

Rights of Accumulation. To receive a Class A or Class T front-end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A or Class T shares the current value of your holdings in: (i) Class A, Class T, Class B, and Class C shares of any Fidelity fund that offers Advisor classes of shares, (ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, (iii) Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund acquired by exchange from any Fidelity fund that offers Advisor classes of shares, (iv) Class N and Class O shares of Destiny Portfolios I and II, and (v) Class A Units (New and Old), Class B Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor 529 Plan.

Letter of Intent. You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). Each Class A or Class T purchase you make after you sign the Letter will be entitled to the reduced front-end sales charge applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter: (i) Class A and Class T shares of any Fidelity fund that offers Advisor classes of shares (except those acquired by exchange from Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund that had been previously exchanged from a Fidelity fund that offers Advisor classes of shares), (ii) Class B and Class C shares of any Fidelity fund that offers Advisor classes of shares, (iii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iv) Class A Units (New and Old), Class B Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor 529 Plan. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter.

Supplement to the
Fidelity Advisor
Short-Intermediate
Municipal Income Fund
Institutional Class
February 28, 2004
Prospectus

The following information replaces the similar information found in the "Valuing Shares" section on page 9.

The fund's assets are valued primarily on the basis of information furnished by a pricing service or market quotations. If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Fair value pricing may be used for high yield debt and floating rate loans when available pricing information is stale or is determined for other reasons not to accurately reflect fair value. To the extent the fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests. The fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While the fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

The following information supplements the information found in the "Buying and Selling Shares" section beginning on page 10.

Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage excessive or short-term trading of fund shares. However, there is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. The fund may alter its policies at any time without prior notice to shareholders.

ASTMI-04-04 November 30, 2004
1.790658.104

There is no minimum holding period and shareholders can sell their shares at any time. Shareholders will ordinarily comply with the fund's policies regarding excessive trading by allowing 90 days to pass after each investment before they sell or exchange from the fund. The fund may take action if shares are held longer than 90 days if the trading is disruptive for other reasons such as unusually large trade size. The fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, FMR reserves the right to impose restrictions on purchases or exchanges at any time on conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

Excessive trading activity is measured by the number of roundtrip transactions in a shareholder's account. A roundtrip transaction occurs when a shareholder buys and then sells shares of a fund within 30 days. Shareholders are limited to two roundtrip transactions per fund within any rolling 90-day period, subject to an overall limit of four roundtrip transactions across all Fidelity funds over a rolling 12-month period. Roundtrip transactions are counted at the shareholder account level for this purpose and each class of a multiple class fund is treated separately. Transactions of $1,000 or less, systematic withdrawal and/or contribution programs, mandatory retirement distributions, and transactions initiated by a plan sponsor will not count toward the roundtrip limits. For employer-sponsored retirement plans, only participant directed exchanges will count toward the roundtrip limits.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block for an 85-day period. For repeat offenders, FMR may, but does not have the obligation to, impose long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's common control at any time, other than a participant's account held through an employer-sponsored retirement plan. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted a minimum of one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund. FMR reserves the right, but does not have the obligation to, impose restrictions on purchases or exchanges at any time on conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

Qualified wrap programs will be monitored by matching the adviser's orders for purchase, exchange, or sale transactions in fund shares to determine if the adviser's orders comply with the fund's frequent trading policies. Excessive trading by an adviser will lead to fund blocks and the wrap program will cease to be a qualified wrap program. Additions to and withdrawals from a qualified wrap program by the adviser's client will not be matched with transactions initiated by the adviser, but client initiated transactions are subject to the fund's policies on frequent trading and individual clients may be subject to restrictions due to their frequent trading in a wrap account. Commencing no later than March 31, 2005, wrap account client purchases and sale transactions will be monitored under the fund's monitoring policy as though the wrap clients were fund shareholders. A qualified wrap program is: i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

The fund's excessive trade monitoring policy described above does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund-of-funds or other strategy funds, or omnibus accounts. Trustees or advisers of donor-advised charitable gift funds must certify that they either work from an asset allocation model or direct transactions in the donor accounts in concert with changes in a model portfolio and that donors are limited in their ability to influence investments by the trust. A qualified fund-of-fund is a mutual fund or other strategy fund consisting of qualified plan assets that either applies the fund's policies on frequent trading to shareholders at the top-fund level, or demonstrates that it has policies designed to control frequent trading and that they are reasonably likely to be effective as determined by the fund's Treasurer. The adviser to the top-fund level must also demonstrate to the fund's Treasurer that its investment strategy will not lead to excessive trading. Strategy funds must commence monitoring for excessive trading no later than March 31, 2005. Omnibus accounts are maintained by intermediaries acting on behalf of multiple investors whose individual trades are not ordinarily disclosed to the fund. Short-term trading by these investors is likely to go undetected by the fund and may increase costs and disrupt portfolio management. The fund will monitor aggregate trading in qualified fund-of-funds and known omnibus accounts to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. There is no assurance that these policies will be effective, or will successfully detect or deter market timing.

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency and to grant exemptions from the policy. There is no assurance that the fund's Treasurer will exercise this authority or that by exercising this authority the fund will be protected from the risks associated with frequent trading. The actions of the Treasurer are periodically reviewed with the Board of Trustees.

The following information replaces similar information found under the heading "Buying Shares" beginning on page 10.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager or fund of fund mutual funds managed by third parties; and

The following information replaces the similar information found in the "Buying Shares" section beginning on page 10.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including exchanges.

For example, the fund may reject any purchase orders, including exchanges, from market timers or investors that, in FMR's opinion, may be disruptive to the fund.

The following information replaces the similar information and also supplements the information found in the "Selling Shares" section beginning on page 13.

Trading fees are paid to the fund rather than Fidelity, and are designed to offset the brokerage commissions, market impact, and other costs associated with short-term shareholder trading.

The trading fee does not apply to i) reinvested dividends, ii) rollovers, transfers, and changes of account registration within the fund as long as the monies never leave the fund, iii) transfers between classes of a multiple class fund so long as the monies never leave the fund, or iv) redemptions in kind. Fidelity may assess trading fees in any of the preceding transactions if the transaction is intended to circumvent the fund's redemption fee policy. Trading fees apply to shares redeemed due to failure to maintain the account minimum, even if the balance falls below the minimum due to market action.

The trading fee applies to all accounts, including wrap program accounts, except i) investment advisers that manage accounts that invest in the fund, including Strategic Advisers, an affiliate of FMR, may pay trading fees on behalf of their investors, ii) strategy funds, which are unitized group accounts consisting of qualified plan assets, will be treated as a single entity under the trading fee policy, and iii) intermediaries that hold shares on behalf of investors are required by the fund to track trading fees on shares purchased on or after January 3, 2005, based upon the age of the shares of each individual investor, and to remit the trading fees to the fund. The fund will refuse purchase orders from any identified intermediary who does not agree to track and remit trading fees based on the transactions of underlying investors. The Treasurer may extend the effective date for intermediaries that agree to track and remit redemption fees under an implementation plan that the intermediary commits to completing by a date approved by the fund.

The information regarding the four exchange limit found in the "Exchanging Shares" section on page 16 is no longer applicable.

Supplement to the
Spartan® Minnesota Municipal Income Fund
February 28, 2004
Prospectus

The following information replaces the similar information found in the "Valuing Shares" section on page 10.

The fund's assets are valued primarily on the basis of information furnished by a pricing service or market quotations. If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Fair value pricing may be used for high yield debt and floating rate loans when available pricing information is stale or is determined for other reasons not to accurately reflect fair value. To the extent the fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests. The fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While the fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

The following information supplements the information found in the "Buying and Selling Shares" section beginning on page 11.

Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage excessive or short-term trading of fund shares. However, there is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. The fund may alter its policies at any time without prior notice to shareholders.

MNF-04-05 November 30, 2004
1.479537.110

There is no minimum holding period and shareholders can sell their shares at any time. Shareholders will ordinarily comply with the fund's policies regarding excessive trading by allowing 90 days to pass after each investment before they sell or exchange from the fund. The fund may take action if shares are held longer than 90 days if the trading is disruptive for other reasons such as unusually large trade size. The fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, FMR reserves the right to impose restrictions on purchases or exchanges at any time on conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

Excessive trading activity is measured by the number of roundtrip transactions in a shareholder's account. A roundtrip transaction occurs when a shareholder buys and then sells shares of a fund within 30 days. Shareholders are limited to two roundtrip transactions per fund within any rolling 90-day period, subject to an overall limit of four roundtrip transactions across all Fidelity funds over a rolling 12-month period. Transactions of $1,000 or less, systematic withdrawal and/or contribution programs, mandatory retirement distributions, and transactions initiated by a plan sponsor will not count toward the roundtrip limits. For employer-sponsored retirement plans, only participant directed exchanges will count toward the roundtrip limits.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block for an 85-day period. For repeat offenders, FMR may, but does not have the obligation to, impose long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's common control at any time, other than a participant's account held through an employer-sponsored retirement plan. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted a minimum of one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund. FMR reserves the right, but does not have the obligation to, impose restrictions on purchases or exchanges at any time on conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

Qualified wrap programs will be monitored by matching the adviser's orders for purchase, exchange, or sale transactions in fund shares to determine if the adviser's orders comply with the fund's frequent trading policies. Excessive trading by an adviser will lead to fund blocks and the wrap program will cease to be a qualified wrap program. Additions to and withdrawals from a qualified wrap program by the adviser's client will not be matched with transactions initiated by the adviser, but client initiated transactions are subject to the fund's policies on frequent trading and individual clients may be subject to restrictions due to their frequent trading in a wrap account. Commencing no later than March 31, 2005, wrap account client purchases and sale transactions will be monitored under the fund's monitoring policy as though the wrap clients were fund shareholders. A qualified wrap program is: i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

The fund's excessive trade monitoring policy described above does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund-of-funds or other strategy funds, or omnibus accounts. Trustees or advisers of donor-advised charitable gift funds must certify that they either work from an asset allocation model or direct transactions in the donor accounts in concert with changes in a model portfolio and that donors are limited in their ability to influence investments by the trust. A qualified fund-of-fund is a mutual fund or other strategy fund consisting of qualified plan assets that either applies the fund's policies on frequent trading to shareholders at the top-fund level, or demonstrates that it has policies designed to control frequent trading and that they are reasonably likely to be effective as determined by the fund's Treasurer. The adviser to the top-fund level must also demonstrate to the fund's Treasurer that its investment strategy will not lead to excessive trading. Strategy funds must commence monitoring for excessive trading no later than March 31, 2005. Omnibus accounts are maintained by intermediaries acting on behalf of multiple investors whose individual trades are not ordinarily disclosed to the fund. Short-term trading by these investors is likely to go undetected by the fund and may increase costs and disrupt portfolio management. The fund will monitor aggregate trading in qualified fund-of-funds and known omnibus accounts to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. There is no assurance that these policies will be effective, or will successfully detect or deter market timing.

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency and to grant exemptions from the policy. There is no assurance that the fund's Treasurer will exercise this authority or that by exercising this authority the fund will be protected from the risks associated with frequent trading. The actions of the Treasurer are periodically reviewed with the Board of Trustees.

The following information replaces the similar information found in the "Buying Shares" section on page 12.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including exchanges.

For example, the fund may reject any purchase orders, including exchanges, from market timers or investors that, in FMR's opinion, may be disruptive to the fund.

The following information replaces the similar information and also supplements the information found in the "Selling Shares" section beginning on page 12.

Trading fees are paid to the fund rather than Fidelity, and are designed to offset the brokerage commissions, market impact, and other costs associated with short-term shareholder trading.

The trading fee does not apply to i) reinvested dividends, ii) rollovers, transfers, and changes of account registration within the fund as long as the monies never leave the fund, or iii) redemptions in kind. Fidelity may assess trading fees in any of the preceding transactions if the transaction is intended to circumvent the fund's redemption fee policy. Trading fees apply to shares redeemed due to failure to maintain the balance minimum, even if the balance falls below the minimum due to market action.

The trading fee applies to all accounts, including wrap program accounts, except i) investment advisers that manage accounts that invest in the fund, including Strategic Advisers, an affiliate of FMR, may pay trading fees on behalf of their investors, ii) strategy funds, which are unitized group accounts consisting of qualified plan assets, will be treated as a single entity under the trading fee policy, and iii) intermediaries that hold shares on behalf of investors are required by the fund to track trading fees on shares purchased on or after January 3, 2005, based upon the age of the shares of each individual investor, and to remit the trading fees to the fund. The fund will refuse purchase orders from any identified intermediary who does not agree to track and remit trading fees based on the transactions of underlying investors. The Treasurer may extend the effective date for intermediaries that agree to track and remit redemption fees under an implementation plan that the intermediary commits to completing by a date approved by the fund.

The following information replaces similar information found in the "Selling Shares" section on page 13.

The fund will deduct a 0.50% short-term trading fee from the redemption amount (or, if available, from your account if you have written a check) if you sell your shares or your shares are redeemed for failure to maintain the balance minimum after holding them less than 30 days. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The short-term trading fee does not apply to shares that were acquired through reinvestment of distributions.

The following information replaces similar information found in the "Selling Shares" section on page 14.

  If you hold your shares in a Fidelity mutual fund account and you sell shares by writing a check, if available, the NAV and any applicable short-term trading fee will be determined on the date the check is received. If the amount of the check, plus any applicable fees, is greater than the value of your fund position, your check will be returned to you and you may be subject to additional charges.

The information regarding the four exchange limit found in the "Exchanging Shares" section on page 14 is no longer applicable.

The following information replaces similar information found in the "Features and Policies" section on page 15.

Checkwriting

  To sell Fidelity fund shares from your Fidelity mutual fund account (for Spartan Minnesota Municipal Income, only if checkwriting was set up on your account prior to July 31, 2004) or withdraw money from your Fidelity brokerage account.

Supplement to the
Spartan® Short-Intermediate Municipal
Income Fund
February 28, 2004
Prospectus

The following information replaces the similar information found in the "Valuing Shares" section on page 9.

The fund's assets are valued primarily on the basis of information furnished by a pricing service or market quotations. If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Fair value pricing may be used for high yield debt and floating rate loans when available pricing information is stale or is determined for other reasons not to accurately reflect fair value. To the extent the fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests. The fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While the fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

The following information supplements similar information found in the "Buying and Selling Shares" section beginning on page 11.

Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage excessive or short-term trading of fund shares. However, there is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. The fund may alter its policies at any time without prior notice to shareholders.

STM-04-03 November 30, 2004
1.478063.112

There is no minimum holding period and shareholders can sell their shares at any time. Shareholders will ordinarily comply with the fund's policies regarding excessive trading by allowing 90 days to pass after each investment before they sell or exchange from the fund. The fund may take action if shares are held longer than 90 days if the trading is disruptive for other reasons such as unusually large trade size. The fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, FMR reserves the right to impose restrictions on purchases or exchanges at any time on conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

Excessive trading activity is measured by the number of roundtrip transactions in a shareholder's account. A roundtrip transaction occurs when a shareholder buys and then sells shares of a fund within 30 days. Shareholders are limited to two roundtrip transactions per fund within any rolling 90-day period, subject to an overall limit of four roundtrip transactions across all Fidelity funds over a rolling 12-month period. Transactions of $1,000 or less, systematic withdrawal and/or contribution programs, mandatory retirement distributions, and transactions initiated by a plan sponsor will not count toward the roundtrip limits. For employer-sponsored retirement plans, only participant directed exchanges will count toward the roundtrip limits.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block for an 85-day period. For repeat offenders, FMR may, but does not have the obligation to, impose long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's common control at any time, other than a participant's account held through an employer-sponsored retirement plan. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted a minimum of one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund. FMR reserves the right, but does not have the obligation to, impose restrictions on purchases or exchanges at any time on conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

Qualified wrap programs will be monitored by matching the adviser's orders for purchase, exchange, or sale transactions in fund shares to determine if the adviser's orders comply with the fund's frequent trading policies. Excessive trading by an adviser will lead to fund blocks and the wrap program will cease to be a qualified wrap program. Additions to and withdrawals from a qualified wrap program by the adviser's client will not be matched with transactions initiated by the adviser, but client initiated transactions are subject to the fund's policies on frequent trading and individual clients may be subject to restrictions due to their frequent trading in a wrap account. Commencing no later than March 31, 2005, wrap account client purchases and sale transactions will be monitored under the fund's monitoring policy as though the wrap clients were fund shareholders. A qualified wrap program is: i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

The fund's excessive trade monitoring policy described above does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund-of-funds or other strategy funds, or omnibus accounts. Trustees or advisers of donor-advised charitable gift funds must certify that they either work from an asset allocation model or direct transactions in the donor accounts in concert with changes in a model portfolio and that donors are limited in their ability to influence investments by the trust. A qualified fund-of-fund is a mutual fund or other strategy fund consisting of qualified plan assets that either applies the fund's policies on frequent trading to shareholders at the top-fund level, or demonstrates that it has policies designed to control frequent trading and that they are reasonably likely to be effective as determined by the fund's Treasurer. The adviser to the top-fund level must also demonstrate to the fund's Treasurer that its investment strategy will not lead to excessive trading. Strategy funds must commence monitoring for excessive trading no later than March 31, 2005. Omnibus accounts are maintained by intermediaries acting on behalf of multiple investors whose individual trades are not ordinarily disclosed to the fund. Short-term trading by these investors is likely to go undetected by the fund and may increase costs and disrupt portfolio management. The fund will monitor aggregate trading in qualified fund-of-funds and known omnibus accounts to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. There is no assurance that these policies will be effective, or will successfully detect or deter market timing.

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency and to grant exemptions from the policy. There is no assurance that the fund's Treasurer will exercise this authority or that by exercising this authority the fund will be protected from the risks associated with frequent trading. The actions of the Treasurer are periodically reviewed with the Board of Trustees.

The following information replaces the similar information found in the "Buying Shares" section on page 12.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including exchanges.

For example, the fund may reject any purchase orders, including exchanges, from market timers or investors that, in FMR's opinion, may be disruptive to the fund.

The following information replaces the similar information and also supplements the information found in the "Selling Shares" section beginning on page 12.

Trading fees are paid to the fund rather than Fidelity, and are designed to offset the brokerage commissions, market impact, and other costs associated with short-term shareholder trading.

The trading fee does not apply to i) reinvested dividends, ii) rollovers, transfers, and changes of account registration within the fund as long as the monies never leave the fund, iii) transfers between classes of a multiple class fund so long as the monies never leave the fund, or iv) redemptions in kind. Fidelity may assess trading fees in any of the preceding transactions if the transaction is intended to circumvent the fund's redemption fee policy. Trading fees apply to shares redeemed due to failure to maintain the balance minimum, even if the balance falls below the minimum due to market action.

The trading fee applies to all accounts, including wrap program accounts, except i) investment advisers that manage accounts that invest in the fund, including Strategic Advisers, an affiliate of FMR, may pay trading fees on behalf of their investors, ii) strategy funds, which are unitized group accounts consisting of qualified plan assets, will be treated as a single entity under the trading fee policy, and iii) intermediaries that hold shares on behalf of investors are required by the fund to track trading fees on shares purchased on or after January 3, 2005, based upon the age of the shares of each individual investor, and to remit the trading fees to the fund. The fund will refuse purchase orders from any identified intermediary who does not agree to track and remit trading fees based on the transactions of underlying investors. The Treasurer may extend the effective date for intermediaries that agree to track and remit redemption fees under an implementation plan that the intermediary commits to completing by a date approved by the fund.

The following information replaces the second paragraph under the "Selling Shares" section beginning on page 12.

The fund will deduct a 0.50% short-term trading fee from the redemption amount (or, if available, from your account if you have written a check) if you sell your shares or your shares are redeemed for failure to maintain the balance minimum after holding them less than 30 days. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The short-term trading fee does not apply to shares that were acquired through reinvestment of distributions.

The following information replaces the bullet under the "Selling Shares" section on page 14.

  If you hold your shares in a Fidelity mutual fund account and you sell shares by writing a check, if available, the NAV and any applicable short-term trading fee will be determined on the date the check is received. If the amount of the check, plus any applicable fees, is greater than the value of your fund position, your check will be returned to you and you may be subject to additional charges.

The information regarding the four exchange limit found in the "Exchanging Shares" section on page 14 is no longer applicable.

The following table replaces the similar table in the "Features" section on page 15.

Checkwriting

  To sell Fidelity fund shares from your Fidelity mutual fund account (only if checkwriting was set up on your account prior to July 31, 2004) or withdraw money from your Fidelity brokerage account.

Supplement to the
Spartan® Municipal Funds
February 28, 2004
Prospectus

The following information replaces the similar information found in the "Valuing Shares" section on page 11.

Each fund's assets are valued primarily on the basis of information furnished by a pricing service or market quotations. If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Fair value pricing may be used for high yield debt and floating rate loans when available pricing information is stale or is determined for other reasons not to accurately reflect fair value. To the extent a fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests. A fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While each fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

The following information supplements the information found in the "Buying and Selling Shares" section beginning on page 12.

Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage excessive or short-term trading of fund shares. However, there is the risk that the funds' policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. A fund may alter its policies at any time without prior notice to shareholders.

LIM/HIY-04-04 November 30, 2004
1.482103.117

There is no minimum holding period and shareholders can sell their shares at any time. Shareholders will ordinarily comply with the funds' policies regarding excessive trading by allowing 90 days to pass after each investment before they sell or exchange from a fund. A fund may take action if shares are held longer than 90 days if the trading is disruptive for other reasons such as unusually large trade size. Each fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, FMR reserves the right to impose restrictions on purchases or exchanges at any time on conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

Excessive trading activity is measured by the number of roundtrip transactions in a shareholder's account. A roundtrip transaction occurs when a shareholder buys and then sells shares of a fund within 30 days. Shareholders are limited to two roundtrip transactions per fund within any rolling 90-day period, subject to an overall limit of four roundtrip transactions across all Fidelity funds over a rolling 12-month period. Transactions of $1,000 or less, systematic withdrawal and/or contribution programs, mandatory retirement distributions, and transactions initiated by a plan sponsor will not count toward the roundtrip limits. For employer-sponsored retirement plans, only participant directed exchanges will count toward the roundtrip limits.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block for an 85-day period. For repeat offenders, FMR may, but does not have the obligation to, impose long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's common control at any time, other than a participant's account held through an employer-sponsored retirement plan. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted a minimum of one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund. FMR reserves the right, but does not have the obligation to, impose restrictions on purchases or exchanges at any time on conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

Qualified wrap programs will be monitored by matching the adviser's orders for purchase, exchange, or sale transactions in fund shares to determine if the adviser's orders comply with the fund's frequent trading policies. Excessive trading by an adviser will lead to fund blocks and the wrap program will cease to be a qualified wrap program. Additions to and withdrawals from a qualified wrap program by the adviser's client will not be matched with transactions initiated by the adviser, but client initiated transactions are subject to a fund's policies on frequent trading and individual clients may be subject to restrictions due to their frequent trading in a wrap account. Commencing no later than March 31, 2005, wrap account client purchases and sale transactions will be monitored under a fund's monitoring policy as though the wrap clients were fund shareholders. A qualified wrap program is: i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

Each fund's excessive trade monitoring policy described above does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund-of-funds or other strategy funds, or omnibus accounts. Trustees or advisers of donor-advised charitable gift funds must certify that they either work from an asset allocation model or direct transactions in the donor accounts in concert with changes in a model portfolio and that donors are limited in their ability to influence investments by the trust. A qualified fund-of-fund is a mutual fund or other strategy fund consisting of qualified plan assets that either applies a fund's policies on frequent trading to shareholders at the top-fund level, or demonstrates that it has policies designed to control frequent trading and that they are reasonably likely to be effective as determined by the fund's Treasurer. The adviser to the top-fund level must also demonstrate to the fund's Treasurer that its investment strategy will not lead to excessive trading. Strategy funds must commence monitoring for excessive trading no later than March 31, 2005. Omnibus accounts are maintained by intermediaries acting on behalf of multiple investors whose individual trades are not ordinarily disclosed to a fund. Short-term trading by these investors is likely to go undetected by a fund and may increase costs and disrupt portfolio management. The funds will monitor aggregate trading in qualified fund-of-funds and known omnibus accounts to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. There is no assurance that these policies will be effective, or will successfully detect or deter market timing.

The funds' Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency and to grant exemptions from the policy. There is no assurance that the funds' Treasurer will exercise this authority or that by exercising this authority the funds will be protected from the risks associated with frequent trading. The actions of the Treasurer are periodically reviewed with the Board of Trustees.

The following information replaces the similar information found in the "Buying Shares" section on page 13.

A fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including exchanges.

For example, a fund may reject any purchase orders, including exchanges, from market timers or investors that, in FMR's opinion, may be disruptive to that fund.

The following information replaces the similar information and also supplements the information found in the "Selling Shares" section beginning on page 14.

Each fund will deduct a 0.50% short-term trading fee from the redemption amount (or, if available, from your account if you have written a check) if you sell your shares or your shares are redeemed for failure to maintain the balance minimum after holding them less than 30 days. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The short-term trading fee does not apply to shares that were acquired through reinvestment of distributions.

Trading fees are paid to the funds rather than Fidelity, and are designed to offset the brokerage commissions, market impact, and other costs associated with short-term shareholder trading.

The trading fee does not apply to i) reinvested dividends, ii) rollovers, transfers, and changes of account registration within a fund as long as the monies never leave the fund, or iii) redemptions in kind. Fidelity may assess trading fees in any of the preceding transactions if the transaction is intended to circumvent a fund's redemption fee policy. Trading fees apply to shares redeemed due to failure to maintain the balance minimum, even if the balance falls below the minimum due to market action.

The trading fee applies to all accounts, including wrap program accounts, except i) investment advisers that manage accounts that invest in the funds, including Strategic Advisers, an affiliate of FMR, may pay trading fees on behalf of their investors, ii) strategy funds, which are unitized group accounts consisting of qualified plan assets, will be treated as a single entity under the trading fee policy, and iii) intermediaries that hold shares on behalf of investors are required by each fund to track trading fees on shares purchased on or after January 3, 2005, based upon the age of the shares of each individual investor, and to remit the trading fees to the funds. A fund will refuse purchase orders from any identified intermediary who does not agree to track and remit trading fees based on the transactions of underlying investors. The Treasurer may extend the effective date for intermediaries that agree to track and remit redemption fees under an implementation plan that the intermediary commits to completing by a date approved by the funds.

The information regarding the four exchange limit found in the "Exchanging Shares" section on page 15 is no longer applicable.

The following information replaces similar information found under the heading "Selling Shares" in the "Shareholder Information" section on page 15.

  If you hold your shares in a Fidelity mutual fund account and you sell shares by writing a check, if available, the NAV and any applicable short-term trading fee will be determined on the date the check is received. If the amount of the check, plus any applicable fees, is greater than the value of your fund position, your check will be returned to you and you may be subject to additional charges.

The following information replaces similar information found under the heading "Features and Policies" in the "Shareholder Information" section on page 16.

Checkwriting

  To sell Fidelity fund shares from your Fidelity mutual fund account (for Spartan Municipal Income and Spartan Intermediate Municipal Income, only if checkwriting was set up on your account prior to July 31, 2004) or withdraw money from your Fidelity brokerage account.